Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	13,683	$ 3,534,729
Curtiss-Wright Corp.	6,678	1,487,792
HEICO Corp.	7,303	1,306,288
Hexcel Corp.	14,542	1,072,472
Woodward, Inc.	11,468	1,561,139
		$ 8,962,420
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	18,195	$ 1,571,866
Expeditors International of Washington, Inc.	19,162	2,437,407
FedEx Corp.	32,067	8,111,989
GXO Logistics, Inc.(1)	14,264	872,386
United Parcel Service, Inc., Class B	102,344	16,091,547
		$29,085,195
Automobile Components — 0.2%
Aptiv PLC(1)	37,983	$3,407,835
Autoliv, Inc.	10,909	1,202,063
BorgWarner, Inc.	34,215	1,226,608
Lear Corp.	8,990	1,269,478
Visteon Corp.(1)	3,913	488,733
		$7,594,717
Automobiles — 2.1%
Ford Motor Co.	557,753	$6,799,009
General Motors Co.	193,749	6,959,464
Harley-Davidson, Inc.	17,804	655,899
Rivian Automotive, Inc., Class A(1)(2)	90,919	2,132,960
Tesla, Inc.(1)	339,410	84,336,597
Thor Industries, Inc.	6,696	791,802
		$101,675,731
Banks — 4.2%
Bank of America Corp.	1,011,343	$34,051,919
Bank OZK	12,536	624,669
BOK Financial Corp.	2,833	242,646
Citigroup, Inc.	283,586	14,587,664
Citizens Financial Group, Inc.	74,149	2,457,298
Columbia Banking System, Inc.	30,723	819,690
Comerica, Inc.	21,543	1,202,315
Commerce Bancshares, Inc.	20,896	1,116,082
Cullen/Frost Bankers, Inc.	10,212	1,107,900
East West Bancorp, Inc.	19,690	1,416,695
F.N.B. Corp.	52,079	717,128
Fifth Third Bancorp	108,172	3,730,852
First Citizens Bancshares, Inc., Class A	1,638	2,324,273
First Financial Bankshares, Inc.	16,059	486,588
First Horizon Corp.	80,133	1,134,683
Security	Shares	Value
Banks (continued)
Home BancShares, Inc.	22,755	$ 576,384
Huntington Bancshares, Inc.	219,142	2,787,486
JPMorgan Chase & Co.	363,479	61,827,778
KeyCorp	139,902	2,014,589
M&T Bank Corp.	25,239	3,459,762
New York Community Bancorp, Inc.	101,364	1,036,954
Old National Bancorp	43,636	737,012
Pinnacle Financial Partners, Inc.	9,343	814,896
PNC Financial Services Group, Inc. (The)	57,745	8,941,813
Popular, Inc.	9,320	764,892
Prosperity Bancshares, Inc.	12,231	828,406
Regions Financial Corp.	142,291	2,757,600
SouthState Corp.	12,620	1,065,759
Synovus Financial Corp.	25,700	967,605
Truist Financial Corp.	200,620	7,406,890
U.S. Bancorp	230,766	9,987,552
United Bankshares, Inc.	15,496	581,875
Valley National Bancorp	80,051	869,354
Webster Financial Corp.	24,164	1,226,565
Wells Fargo & Co.	538,754	26,517,472
Western Alliance Bancorp	14,818	974,876
Wintrust Financial Corp.	10,651	987,880
Zions Bancorp N.A.	19,408	851,429
		$204,005,231
Beverages — 1.7%
Celsius Holdings, Inc.(1)	23,787	$1,296,867
Coca-Cola Co. (The)	557,142	32,832,378
Coca-Cola Consolidated, Inc.	885	821,634
Keurig Dr Pepper, Inc.	173,213	5,771,457
Monster Beverage Corp.(1)	132,173	7,614,487
PepsiCo, Inc.	193,194	32,812,069
		$81,148,892
Biotechnology — 2.6%
AbbVie, Inc.	241,294	$37,393,331
ACADIA Pharmaceuticals, Inc.(1)	18,430	577,043
Alkermes PLC(1)	25,933	719,381
Alnylam Pharmaceuticals, Inc.(1)	16,124	3,086,295
Amgen, Inc.	73,084	21,049,654
Apellis Pharmaceuticals, Inc.(1)	14,184	849,054
Arrowhead Pharmaceuticals, Inc.(1)	15,880	485,928
Biogen, Inc.(1)	19,710	5,100,357
BioMarin Pharmaceutical, Inc.(1)	23,428	2,258,928
Blueprint Medicines Corp.(1)	9,135	842,612
Denali Therapeutics, Inc.(1)	16,510	354,305
Exact Sciences Corp.(1)	25,895	1,915,712
Exelixis, Inc.(1)	40,744	977,449
Gilead Sciences, Inc.	170,390	13,803,294
Halozyme Therapeutics, Inc.(1)	13,274	490,607
Incyte Corp.(1)	22,316	1,401,222

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Ionis Pharmaceuticals, Inc.(1)	19,122	$ 967,382
Moderna, Inc.(1)	43,220	4,298,229
Neurocrine Biosciences, Inc.(1)	11,567	1,524,068
Regeneron Pharmaceuticals, Inc.(1)	14,269	12,532,320
Sarepta Therapeutics, Inc.(1)	12,073	1,164,199
United Therapeutics Corp.(1)	5,550	1,220,389
Vertex Pharmaceuticals, Inc.(1)	35,167	14,309,101
		$ 127,320,860
Broadline Retail — 3.5%
Amazon.com, Inc.(1)	1,064,779	$161,782,521
eBay, Inc.	68,222	2,975,844
Etsy, Inc.(1)	16,765	1,358,803
Macy's, Inc.	31,445	632,673
		$166,749,841
Building Products — 1.1%
A.O. Smith Corp.	24,812	$2,045,501
AAON, Inc.	13,299	982,397
Advanced Drainage Systems, Inc.	13,343	1,876,560
Allegion PLC	18,093	2,292,202
AZEK Co., Inc. (The)(1)	17,500	669,375
Carlisle Cos., Inc.	15,589	4,870,471
Carrier Global Corp.	169,503	9,737,947
Fortune Brands Innovations, Inc.	17,279	1,315,623
Johnson Controls International PLC	131,013	7,551,589
Lennox International, Inc.	6,566	2,938,416
Masco Corp.	23,519	1,575,303
Owens Corning	30,677	4,547,252
Simpson Manufacturing Co., Inc.	8,648	1,712,131
Trane Technologies PLC	44,165	10,771,844
Trex Co., Inc.(1)	14,931	1,236,138
UFP Industries, Inc.	5,762	723,419
Zurn Elkay Water Solutions Corp., Class C	20,000	588,200
		$55,434,368
Capital Markets — 3.9%
Affiliated Managers Group, Inc.	5,309	$803,889
Ameriprise Financial, Inc.	15,386	5,844,064
Ares Management Corp., Class A	21,755	2,587,105
Bank of New York Mellon Corp. (The)	113,958	5,931,514
BlackRock, Inc.	21,753	17,659,085
Blackstone, Inc.	104,594	13,693,447
Blue Owl Capital, Inc.	64,997	968,455
Carlyle Group, Inc. (The)	24,373	991,737
Cboe Global Markets, Inc.	16,484	2,943,383
Charles Schwab Corp. (The)	219,859	15,126,299
CME Group, Inc.	54,362	11,448,637
Coinbase Global, Inc., Class A(1)	24,890	4,328,869
Evercore, Inc., Class A	3,812	652,043
FactSet Research Systems, Inc.	5,632	2,686,746
Security	Shares	Value
Capital Markets (continued)
Franklin Resources, Inc.	47,893	$ 1,426,733
Goldman Sachs Group, Inc. (The)	48,183	18,587,556
Hamilton Lane, Inc., Class A	6,000	680,640
Houlihan Lokey, Inc.	5,612	672,935
Interactive Brokers Group, Inc., Class A	14,226	1,179,335
Intercontinental Exchange, Inc.	82,690	10,619,877
Invesco, Ltd.	58,955	1,051,757
Jefferies Financial Group, Inc.	29,880	1,207,451
KKR & Co., Inc.	99,580	8,250,203
LPL Financial Holdings, Inc.	10,812	2,461,027
MarketAxess Holdings, Inc.	4,905	1,436,429
Moody's Corp.	22,244	8,687,617
Morningstar, Inc.	3,966	1,135,228
MSCI, Inc.	10,642	6,019,647
Nasdaq, Inc.	48,816	2,838,162
Northern Trust Corp.	33,282	2,808,335
Raymond James Financial, Inc.	29,392	3,277,208
S&P Global, Inc.	45,348	19,976,701
SEI Investments Co.	14,768	938,506
State Street Corp.	43,251	3,350,223
Stifel Financial Corp.	17,068	1,180,252
T. Rowe Price Group, Inc.	35,101	3,780,027
Tradeweb Markets, Inc., Class A	17,457	1,586,492
		$188,817,614
Chemicals — 1.3%
Air Products & Chemicals, Inc.	42,371	$11,601,180
Ashland, Inc.	9,807	826,828
Axalta Coating Systems, Ltd.(1)	50,541	1,716,878
Balchem Corp.	6,341	943,224
Cabot Corp.	11,242	938,707
Celanese Corp.	20,318	3,156,808
Eastman Chemical Co.	24,642	2,213,344
Ecolab, Inc.	50,318	9,980,575
Element Solutions, Inc.	46,654	1,079,574
FMC Corp.	23,761	1,498,131
Huntsman Corp.	31,548	792,801
International Flavors & Fragrances, Inc.	43,021	3,483,410
Livent Corp.(1)	32,336	581,401
Mosaic Co. (The)	60,550	2,163,451
PPG Industries, Inc.	47,521	7,106,766
Sherwin-Williams Co. (The)	45,910	14,319,329
		$62,402,407
Commercial Services & Supplies — 0.8%
Casella Waste Systems, Inc., Class A(1)	8,277	$707,352
Cintas Corp.	10,956	6,602,743
Clean Harbors, Inc.(1)	8,722	1,522,076
Copart, Inc.(1)	123,120	6,032,880
MSA Safety, Inc.	8,207	1,385,588
Republic Services, Inc.	35,740	5,893,883

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Rollins, Inc.	36,225	$ 1,581,946
Stericycle, Inc.(1)	12,085	598,933
Tetra Tech, Inc.	7,984	1,332,769
Veralto Corp.	33,599	2,763,854
Vestis Corp.	19,928	421,278
Waste Management, Inc.	67,378	12,067,400
		$ 40,910,702
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	33,049	$7,783,370
Ciena Corp.(1)	16,458	740,775
Cisco Systems, Inc.	524,460	26,495,719
F5, Inc.(1)	8,244	1,475,511
Juniper Networks, Inc.	37,122	1,094,357
Lumentum Holdings, Inc.(1)	9,562	501,240
Motorola Solutions, Inc.	20,924	6,551,095
Viasat, Inc.(1)(2)	12,500	349,375
		$44,991,442
Construction & Engineering — 0.3%
AECOM	24,033	$2,221,370
Comfort Systems USA, Inc.	5,777	1,188,155
EMCOR Group, Inc.	7,120	1,533,862
MasTec, Inc.(1)	10,386	786,428
Quanta Services, Inc.	24,700	5,330,260
Valmont Industries, Inc.	3,406	795,335
WillScot Mobile Mini Holdings Corp.(1)	34,896	1,552,872
		$13,408,282
Construction Materials — 0.2%
Summit Materials, Inc., Class A(1)	38,461	$1,479,210
Vulcan Materials Co.	44,876	10,187,301
		$11,666,511
Consumer Finance — 0.7%
Ally Financial, Inc.	42,829	$1,495,589
American Express Co.	87,765	16,441,895
Capital One Financial Corp.	57,446	7,532,319
Credit Acceptance Corp.(1)	584	311,114
Discover Financial Services	37,889	4,258,723
FirstCash Holdings, Inc.	5,630	610,236
OneMain Holdings, Inc.	16,018	788,086
SLM Corp.	22,631	432,705
SoFi Technologies, Inc.(1)(2)	118,404	1,178,120
Synchrony Financial	58,171	2,221,550
		$35,270,337
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	49,533	$1,139,259
BJ's Wholesale Club Holdings, Inc.(1)	16,609	1,107,156
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Casey's General Stores, Inc.	6,806	$ 1,869,881
Costco Wholesale Corp.	54,084	35,699,767
Dollar General Corp.	27,931	3,797,220
Dollar Tree, Inc.(1)	27,373	3,888,335
Kroger Co. (The)	127,800	5,841,738
Performance Food Group Co.(1)	25,075	1,733,936
Sprouts Farmers Market, Inc.(1)	17,485	841,203
Sysco Corp.	87,603	6,406,407
Target Corp.	55,974	7,971,817
US Foods Holding Corp.(1)	40,557	1,841,693
Walmart, Inc.	175,797	27,714,397
		$99,852,809
Containers & Packaging — 0.4%
AptarGroup, Inc.	13,340	$1,649,091
Avery Dennison Corp.	15,107	3,054,031
Ball Corp.	65,196	3,750,074
Berry Global Group, Inc.	22,280	1,501,449
Crown Holdings, Inc.	23,626	2,175,718
Graphic Packaging Holding Co.	54,728	1,349,045
Packaging Corp. of America	17,531	2,855,975
Sealed Air Corp.	29,677	1,083,804
Silgan Holdings, Inc.	20,778	940,205
Sonoco Products Co.	16,517	922,805
WestRock Co.	51,235	2,127,277
		$21,409,474
Distributors — 0.1%
Genuine Parts Co.	18,010	$2,494,385
LKQ Corp.	29,890	1,428,443
Pool Corp.	4,776	1,904,239
		$5,827,067
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	8,169	$769,846
Duolingo, Inc.(1)	5,807	1,317,318
H&R Block, Inc.	23,553	1,139,259
Service Corp. International	19,420	1,329,299
		$4,555,722
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	923,111	$15,489,802
Iridium Communications, Inc.	16,712	687,866
Verizon Communications, Inc.	532,317	20,068,351
		$36,246,019
Electric Utilities — 1.1%
Alliant Energy Corp.	43,511	$2,232,114
Avangrid, Inc.	8,163	264,563
Constellation Energy Corp.	55,509	6,488,447

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Evergy, Inc.	39,292	$ 2,051,043
Eversource Energy	60,266	3,719,618
Exelon Corp.	171,180	6,145,362
IDACORP, Inc.	8,719	857,252
NextEra Energy, Inc.	344,818	20,944,245
NRG Energy, Inc.	38,729	2,002,289
PNM Resources, Inc.	14,699	611,479
Portland General Electric Co.	12,060	522,680
Xcel Energy, Inc.	95,531	5,914,324
		$51,753,416
Electrical Equipment — 1.2%
Acuity Brands, Inc.	6,339	$1,298,417
AMETEK, Inc.	46,434	7,656,502
Atkore, Inc.(1)	8,944	1,431,040
Eaton Corp. PLC	75,621	18,211,049
Emerson Electric Co.	113,177	11,015,517
EnerSys	5,057	510,555
Generac Holdings, Inc.(1)	12,162	1,571,817
Hubbell, Inc.	10,910	3,588,626
nVent Electric PLC	28,691	1,695,351
Plug Power, Inc.(1)(2)	64,158	288,711
Regal Rexnord Corp.	12,312	1,822,422
Rockwell Automation, Inc.	23,241	7,215,866
Sensata Technologies Holding PLC	31,243	1,173,800
Sunrun, Inc.(1)	29,423	577,574
		$58,057,247
Electronic Equipment, Instruments & Components — 1.0%
Advanced Energy Industries, Inc.	7,355	$801,107
Amphenol Corp., Class A	114,983	11,398,265
Arrow Electronics, Inc.(1)	6,623	809,662
Avnet, Inc.	12,127	611,201
Badger Meter, Inc.	5,790	893,802
Belden, Inc.	8,198	633,295
CDW Corp.	17,531	3,985,147
Cognex Corp.	35,063	1,463,530
Coherent Corp.(1)	25,014	1,088,859
Corning, Inc.	93,221	2,838,579
Insight Enterprises, Inc.(1)	3,940	698,129
IPG Photonics Corp.(1)	3,804	412,886
Jabil, Inc.	15,935	2,030,119
Keysight Technologies, Inc.(1)	35,745	5,686,672
Littelfuse, Inc.	4,405	1,178,602
Novanta, Inc.(1)	7,626	1,284,295
TD SYNNEX Corp.	8,146	876,591
Teledyne Technologies, Inc.(1)	9,519	4,248,234
Trimble, Inc.(1)	51,466	2,737,991
Vishay Intertechnology, Inc.	17,500	419,475
Vontier Corp.	19,585	676,662
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(1)	6,550	$ 1,790,311
		$ 46,563,414
Energy Equipment & Services — 0.2%
Baker Hughes Co.	314,710	$ 10,756,788
		$ 10,756,788
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Class A(1)	8,427	$ 51,573
Atlanta Braves Holdings, Inc., Class C(1)	13,184	521,823
Electronic Arts, Inc.	29,931	4,094,860
Liberty Media Corp.-Liberty Formula One, Class A(1)	31,799	1,843,706
Liberty Media Corp.-Liberty Live, Class A(1)	15,249	557,351
Live Nation Entertainment, Inc.(1)	21,315	1,995,084
Madison Square Garden Sports Corp.(1)	3,500	636,405
Netflix, Inc.(1)	55,153	26,852,892
ROBLOX Corp., Class A(1)	64,362	2,942,631
Roku, Inc.(1)	15,348	1,406,798
Take-Two Interactive Software, Inc.(1)	20,124	3,238,958
Walt Disney Co. (The)	262,182	23,672,413
Warner Bros. Discovery, Inc.(1)	319,939	3,640,906
Warner Music Group Corp., Class A	19,984	715,227
		$72,170,627
Financial Services — 2.9%
Affirm Holdings, Inc.(1)	25,669	$1,261,375
Block, Inc., Class A(1)	68,304	5,283,314
Equitable Holdings, Inc.	50,312	1,675,390
Essent Group, Ltd.	16,779	884,925
Euronet Worldwide, Inc.(1)	7,279	738,746
Fidelity National Information Services, Inc.	74,819	4,494,377
Fiserv, Inc.(1)	74,786	9,934,572
Jack Henry & Associates, Inc.	8,677	1,417,909
Mastercard, Inc., Class A	106,290	45,333,748
MGIC Investment Corp.	43,154	832,441
PayPal Holdings, Inc.(1)	140,100	8,603,541
Radian Group, Inc.	23,336	666,243
Shift4 Payments, Inc., Class A(1)	7,065	525,212
Toast, Inc., Class A(1)	56,686	1,035,086
Visa, Inc., Class A	201,455	52,448,809
Voya Financial, Inc.	12,965	945,926
Western Union Co. (The)	50,371	600,422
WEX, Inc.(1)	6,147	1,195,899
		$137,877,935
Food Products — 1.2%
Bunge Global S.A.	24,521	$2,475,395
Campbell Soup Co.	35,599	1,538,945
Conagra Brands, Inc.	87,883	2,518,727
Darling Ingredients, Inc.(1)	28,014	1,396,218

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Flowers Foods, Inc.	28,590	$ 643,561
General Mills, Inc.	103,615	6,749,481
Hershey Co. (The)	26,865	5,008,711
Hormel Foods Corp.	49,662	1,594,647
Ingredion, Inc.	9,520	1,033,206
JM Smucker Co. (The)	17,585	2,222,392
Kellanova	46,588	2,604,735
Kraft Heinz Co. (The)	137,207	5,073,915
Lamb Weston Holdings, Inc.	23,745	2,566,597
Lancaster Colony Corp.	3,293	547,922
McCormick & Co., Inc.	44,925	3,073,768
Mondelez International, Inc., Class A	240,064	17,387,835
Simply Good Foods Co. (The)(1)	16,230	642,708
		$57,078,763
Gas Utilities — 0.1%
National Fuel Gas Co.	15,220	$763,587
New Jersey Resources Corp.	13,596	606,110
ONE Gas, Inc.	7,344	467,960
Southwest Gas Holdings, Inc.	11,528	730,299
UGI Corp.	36,167	889,708
		$3,457,664
Ground Transportation — 1.1%
Avis Budget Group, Inc.	3,306	$586,021
J.B. Hunt Transport Services, Inc.	12,319	2,460,597
Knight-Swift Transportation Holdings, Inc.	24,186	1,394,323
Landstar System, Inc.	4,999	968,056
Old Dominion Freight Line, Inc.	13,684	5,546,536
Ryder System, Inc.	6,757	777,460
Saia, Inc.(1)	4,104	1,798,455
Uber Technologies, Inc.(1)	253,852	15,629,668
Union Pacific Corp.	83,887	20,604,325
XPO, Inc.(1)	14,264	1,249,384
		$51,014,825
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	235,936	$25,969,475
Align Technology, Inc.(1)	10,527	2,884,398
Baxter International, Inc.	68,916	2,664,293
Becton Dickinson and Co.	39,680	9,675,174
Boston Scientific Corp.(1)	199,636	11,540,957
CONMED Corp.	4,682	512,726
Cooper Cos., Inc. (The)	6,741	2,551,064
DENTSPLY SIRONA, Inc.	35,033	1,246,824
DexCom, Inc.(1)	52,117	6,467,199
Edwards Lifesciences Corp.(1)	81,777	6,235,496
Envista Holdings Corp.(1)	21,529	517,988
GE HealthCare Technologies, Inc.	53,703	4,152,316
Globus Medical, Inc., Class A(1)	12,421	661,915
Haemonetics Corp.(1)	7,739	661,762
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Hologic, Inc.(1)	32,429	$ 2,317,052
ICU Medical, Inc.(1)	3,229	322,060
IDEXX Laboratories, Inc.(1)	11,248	6,243,202
Inari Medical, Inc.(1)	10,000	649,200
Inspire Medical Systems, Inc.(1)	4,579	931,506
Insulet Corp.(1)	8,612	1,868,632
Intuitive Surgical, Inc.(1)	47,857	16,145,038
iRhythm Technologies, Inc.(1)	4,710	504,158
Masimo Corp.(1)	4,268	500,252
Medtronic PLC	181,956	14,989,535
Merit Medical Systems, Inc.(1)	8,686	659,789
Neogen Corp.(1)	33,388	671,433
Novocure, Ltd.(1)	18,792	280,565
Penumbra, Inc.(1)	5,177	1,302,223
QuidelOrtho Corp.(1)	7,458	549,655
ResMed, Inc.	18,908	3,252,554
Shockwave Medical, Inc.(1)	5,758	1,097,244
STERIS PLC	14,875	3,270,269
Stryker Corp.	48,616	14,558,547
Teleflex, Inc.	5,702	1,421,737
Zimmer Biomet Holdings, Inc.	28,571	3,477,091
		$150,753,329
Health Care Providers & Services — 2.7%
agilon health, Inc.(1)(2)	59,210	$743,086
AMN Healthcare Services, Inc.(1)	6,399	479,157
Centene Corp.(1)	72,332	5,367,758
Chemed Corp.	2,008	1,174,178
Cigna Group	39,305	11,769,882
CVS Health Corp.	175,801	13,881,247
DaVita, Inc.(1)	10,074	1,055,352
Elevance Health, Inc.	32,024	15,101,237
Encompass Health Corp.	12,962	864,825
Ensign Group, Inc. (The)	8,432	946,155
HealthEquity, Inc.(1)	11,570	767,091
Henry Schein, Inc.(1)	15,113	1,144,205
Humana, Inc.	16,771	7,677,932
Laboratory Corp. of America Holdings	10,768	2,447,459
Molina Healthcare, Inc.(1)	7,407	2,676,223
Option Care Health, Inc.(1)	22,841	769,513
Progyny, Inc.(1)	11,753	436,977
Quest Diagnostics, Inc.	15,257	2,103,635
R1 RCM, Inc.(1)	26,713	282,356
Select Medical Holdings Corp.	16,154	379,619
Surgery Partners, Inc.(1)(2)	11,000	351,890
UnitedHealth Group, Inc.	115,277	60,689,882
		$131,109,659
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	11,619	$325,797

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Technology (continued)
Veeva Systems, Inc., Class A(1)	15,725	$ 3,027,377
		$ 3,353,174
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(1)	51,316	$ 6,986,160
Aramark	39,856	1,119,954
Booking Holdings, Inc.(1)	4,422	15,685,807
Chipotle Mexican Grill, Inc.(1)	4,822	11,027,721
Choice Hotels International, Inc.	3,713	420,683
Darden Restaurants, Inc.	21,645	3,556,273
Domino's Pizza, Inc.	6,084	2,508,007
Hilton Grand Vacations, Inc.(1)	12,459	500,603
Hilton Worldwide Holdings, Inc.	37,474	6,823,641
Hyatt Hotels Corp., Class A	5,006	652,832
Marriott International, Inc., Class A	35,597	8,027,479
Marriott Vacations Worldwide Corp.	4,891	415,197
Planet Fitness, Inc., Class A(1)	12,440	908,120
Starbucks Corp.	192,760	18,506,888
Texas Roadhouse, Inc.	13,421	1,640,449
Vail Resorts, Inc.	6,182	1,319,672
Wendy's Co. (The)	29,085	566,576
Wingstop, Inc.	4,983	1,278,538
Wyndham Hotels & Resorts, Inc.	11,818	950,285
Yum! Brands, Inc.	48,350	6,317,411
		$89,212,296
Household Durables — 0.6%
D.R. Horton, Inc.	47,949	$7,287,289
KB Home	12,921	807,046
Leggett & Platt, Inc.	15,713	411,209
Lennar Corp., Class A	44,685	6,659,852
Meritage Homes Corp.	5,824	1,014,541
Mohawk Industries, Inc.(1)	7,595	786,082
Newell Brands, Inc.	43,520	377,754
NVR, Inc.(1)	520	3,640,234
PulteGroup, Inc.	38,852	4,010,303
Taylor Morrison Home Corp.(1)	17,249	920,234
Tempur Sealy International, Inc.	15,618	796,049
TopBuild Corp.(1)	4,652	1,741,058
Whirlpool Corp.	7,454	907,674
		$29,359,325
Household Products — 1.2%
Church & Dwight Co., Inc.	28,787	$2,722,099
Clorox Co. (The)	15,502	2,210,430
Colgate-Palmolive Co.	103,531	8,252,456
Kimberly-Clark Corp.	40,577	4,930,511
Procter & Gamble Co. (The)	286,218	41,942,386
		$60,057,882
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	115,587	$ 2,225,050
Brookfield Renewable Corp., Class A	15,670	451,139
Clearway Energy, Inc., Class C	25,206	691,400
Ormat Technologies, Inc.	10,753	814,970
		$ 4,182,559
Insurance — 2.2%
Aflac, Inc.	78,184	$ 6,450,180
Allstate Corp. (The)	40,309	5,642,454
American Financial Group, Inc.	13,190	1,568,159
American International Group, Inc.	104,110	7,053,452
Arch Capital Group, Ltd.(1)	51,356	3,814,210
Axis Capital Holdings, Ltd.	11,680	646,722
Brown & Brown, Inc.	31,972	2,273,529
Cincinnati Financial Corp.	23,625	2,444,242
Everest Group, Ltd.	6,034	2,133,502
First American Financial Corp.	12,153	783,139
Globe Life, Inc.	13,850	1,685,822
Hanover Insurance Group, Inc. (The)	4,418	536,434
Hartford Financial Services Group, Inc. (The)	46,087	3,704,473
Kinsale Capital Group, Inc.	3,254	1,089,797
Lincoln National Corp.	20,704	558,387
Marsh & McLennan Cos., Inc.	73,148	13,859,352
MetLife, Inc.	96,967	6,412,428
Old Republic International Corp.	42,947	1,262,642
Primerica, Inc.	5,736	1,180,239
Principal Financial Group, Inc.	36,178	2,846,123
Progressive Corp. (The)	86,643	13,800,497
Prudential Financial, Inc.	51,793	5,371,452
Reinsurance Group of America, Inc.	11,341	1,834,747
RenaissanceRe Holdings, Ltd.	7,066	1,384,936
RLI Corp.	4,743	631,388
Ryan Specialty Holdings, Inc.(1)	10,000	430,200
Selective Insurance Group, Inc.	8,916	886,964
Travelers Cos., Inc. (The)	35,348	6,733,440
Unum Group	26,123	1,181,282
W.R. Berkley Corp.	31,841	2,251,796
White Mountains Insurance Group, Ltd.	375	564,379
Willis Towers Watson PLC	14,506	3,498,847
		$104,515,214
Interactive Media & Services — 4.0%
Alphabet, Inc., Class A(1)	1,317,879	$184,094,517
IAC, Inc.(1)	12,541	656,898
Pinterest, Inc., Class A(1)	74,626	2,764,147
Snap, Inc., Class A(1)	139,856	2,367,762
ZoomInfo Technologies, Inc.(1)	36,468	674,293
		$190,557,617

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 1.7%
Accenture PLC, Class A	79,998	$ 28,072,098
Akamai Technologies, Inc.(1)	21,008	2,486,297
Amdocs, Ltd.	14,063	1,235,997
Cloudflare, Inc., Class A(1)	36,158	3,010,515
Cognizant Technology Solutions Corp., Class A	63,212	4,774,402
DXC Technology Co.(1)	27,082	619,365
EPAM Systems, Inc.(1)	7,499	2,229,753
Gartner, Inc.(1)	10,420	4,700,566
International Business Machines Corp.	115,486	18,887,735
MongoDB, Inc.(1)	8,773	3,586,841
Okta, Inc.(1)	19,582	1,772,759
Snowflake, Inc., Class A(1)	38,985	7,758,015
Twilio, Inc., Class A(1)	23,304	1,768,075
VeriSign, Inc.(1)	12,043	2,480,376
		$83,382,794
Leisure Products — 0.1%
Brunswick Corp.	13,999	$1,354,403
Hasbro, Inc.	15,358	784,180
Mattel, Inc.(1)	49,315	931,067
		$3,069,650
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	39,874	$5,543,682
Avantor, Inc.(1)	94,362	2,154,284
Bio-Rad Laboratories, Inc., Class A(1)	3,262	1,053,267
Bio-Techne Corp.	25,248	1,948,136
Bruker Corp.	10,235	752,068
Charles River Laboratories International, Inc.(1)	7,469	1,765,672
Danaher Corp.	92,225	21,335,332
Fortrea Holdings, Inc.(1)	13,356	466,124
Illumina, Inc.(1)	20,253	2,820,028
IQVIA Holdings, Inc.(1)	24,716	5,718,788
Medpace Holdings, Inc.(1)	3,135	960,972
Mettler-Toledo International, Inc.(1)	2,922	3,544,269
Repligen Corp.(1)	8,424	1,514,635
Revvity, Inc.	17,808	1,946,592
Thermo Fisher Scientific, Inc.	52,790	28,020,404
Waters Corp.(1)	8,775	2,888,993
West Pharmaceutical Services, Inc.	9,560	3,366,267
		$85,799,513
Machinery — 3.3%
AGCO Corp.	14,149	$1,717,830
Allison Transmission Holdings, Inc.	17,917	1,041,873
Caterpillar, Inc.	84,007	24,838,350
Chart Industries, Inc.(1)(2)	8,366	1,140,537
CNH Industrial NV	186,891	2,276,332
Cummins, Inc.	28,197	6,755,155
Deere & Co.	48,655	19,455,675
Security	Shares	Value
Machinery (continued)
Donaldson Co., Inc.	24,605	$ 1,607,937
Dover Corp.	27,739	4,266,536
ESAB Corp.	11,201	970,231
Flowserve Corp.	21,203	873,988
Fortive Corp.	72,508	5,338,764
Franklin Electric Co., Inc.	7,879	761,505
Graco, Inc.	31,923	2,769,639
IDEX Corp.	16,025	3,479,188
Illinois Tool Works, Inc.	58,446	15,309,345
Ingersoll Rand, Inc.	80,343	6,213,728
ITT, Inc.	14,708	1,754,958
Lincoln Electric Holdings, Inc.	10,521	2,287,897
Middleby Corp. (The)(1)	11,897	1,750,881
Mueller Industries, Inc.	22,028	1,038,620
Nordson Corp.	9,681	2,557,333
Oshkosh Corp.	14,015	1,519,366
Otis Worldwide Corp.	79,661	7,127,270
PACCAR, Inc.	103,826	10,138,609
Parker-Hannifin Corp.	24,765	11,409,235
Pentair PLC	32,829	2,386,997
Snap-on, Inc.	10,690	3,087,700
SPX Technologies, Inc.(1)	8,666	875,353
Stanley Black & Decker, Inc.	30,319	2,974,294
Timken Co. (The)	10,680	856,002
Toro Co. (The)	21,586	2,072,040
Watts Water Technologies, Inc., Class A	4,503	938,155
Westinghouse Air Brake Technologies Corp.	33,599	4,263,713
Xylem, Inc.	46,816	5,353,878
		$161,208,914
Media — 0.9%
Cable One, Inc.	504	$280,521
Charter Communications, Inc., Class A(1)	13,107	5,094,429
Comcast Corp., Class A	509,205	22,328,639
Interpublic Group of Cos., Inc. (The)	55,503	1,811,618
Liberty Broadband Corp., Class C(1)	18,039	1,453,763
New York Times Co. (The), Class A	18,406	901,710
Nexstar Media Group, Inc.	4,833	757,573
Omnicom Group, Inc.	27,459	2,375,478
Paramount Global, Class B	91,715	1,356,465
Sirius XM Holdings, Inc.(2)	77,170	422,120
TEGNA, Inc.	31,824	486,907
Trade Desk, Inc. (The), Class A(1)	55,116	3,966,147
		$41,235,370
Metals & Mining — 0.6%
ATI, Inc.(1)	41,797	$1,900,509
Commercial Metals Co.	39,906	1,996,896
Nucor Corp.	66,526	11,578,185
Reliance Steel & Aluminum Co.	19,125	5,348,880

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining (continued)
Steel Dynamics, Inc.	52,226	$ 6,167,891
		$ 26,992,361
Multi-Utilities — 0.9%
Ameren Corp.	45,220	$ 3,271,215
Black Hills Corp.	11,410	615,570
CMS Energy Corp.	50,324	2,922,315
Consolidated Edison, Inc.	60,729	5,524,517
Dominion Energy, Inc.	144,886	6,809,642
DTE Energy Co.	35,458	3,909,599
NiSource, Inc.	70,238	1,864,819
Public Service Enterprise Group, Inc.	87,113	5,326,960
Sempra	107,510	8,034,222
WEC Energy Group, Inc.	54,708	4,604,772
		$42,883,631
Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp.	193,316	$11,542,898
		$11,542,898
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	8,248	$584,206
		$584,206
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(1)	19,298	$753,973
American Airlines Group, Inc.(1)	88,283	1,213,009
Delta Air Lines, Inc.	93,279	3,752,614
Southwest Airlines Co.	83,589	2,414,050
		$8,133,646
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	15,888	$880,672
Coty, Inc., Class A(1)	59,093	733,935
e.l.f. Beauty, Inc.(1)	6,136	885,670
Estee Lauder Cos., Inc. (The), Class A	28,678	4,194,158
		$6,694,435
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	278,277	$14,278,393
Catalent, Inc.(1)	26,317	1,182,423
Elanco Animal Health, Inc.(1)	74,870	1,115,563
Eli Lilly & Co.	107,046	62,399,254
Jazz Pharmaceuticals PLC(1)	10,110	1,243,530
Merck & Co., Inc.	348,478	37,991,071
Organon & Co.	37,716	543,865
Perrigo Co. PLC	17,537	564,341
Pfizer, Inc.	772,447	22,238,749
Royalty Pharma PLC, Class A	62,154	1,745,906
Security	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	62,790	$ 12,392,862
		$ 155,695,957
Professional Services — 1.0%
Alight, Inc., Class A(1)	50,000	$ 426,500
Automatic Data Processing, Inc.	52,080	12,133,078
Booz Allen Hamilton Holding Corp.	20,158	2,578,410
Broadridge Financial Solutions, Inc.	16,128	3,318,336
Ceridian HCM Holding, Inc.(1)	19,247	1,291,859
Concentrix Corp.	7,077	695,032
Dun & Bradstreet Holdings, Inc.	29,876	349,549
Equifax, Inc.	17,539	4,337,219
ExlService Holdings, Inc.(1)	21,250	655,562
Exponent, Inc.	5,782	509,047
FTI Consulting, Inc.(1)	3,808	758,363
Genpact, Ltd.	18,622	646,370
Insperity, Inc.	5,123	600,518
ManpowerGroup, Inc.	8,973	713,084
Maximus, Inc.	8,571	718,764
Paychex, Inc.	43,254	5,151,984
Paycom Software, Inc.	7,048	1,456,963
Paylocity Holding Corp.(1)	5,269	868,595
Robert Half, Inc.	16,715	1,469,583
Science Applications International Corp.	8,747	1,087,427
SS&C Technologies Holdings, Inc.	27,152	1,659,259
TransUnion	28,510	1,958,922
TriNet Group, Inc.(1)	6,210	738,555
Verisk Analytics, Inc.	21,479	5,130,474
		$49,253,453
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(1)	48,602	$4,524,360
CoStar Group, Inc.(1)	58,315	5,096,148
Howard Hughes Holdings, Inc.(1)	8,109	693,725
Jones Lang LaSalle, Inc.(1)	7,080	1,337,200
Zillow Group, Inc., Class C(1)	30,533	1,766,639
		$13,418,072
Semiconductors & Semiconductor Equipment — 8.5%
Advanced Micro Devices, Inc.(1)	206,717	$30,472,153
Allegro MicroSystems, Inc.(1)	3,950	119,566
Analog Devices, Inc.	63,186	12,546,212
Applied Materials, Inc.	105,377	17,078,450
Broadcom, Inc.	58,795	65,629,919
Cirrus Logic, Inc.(1)	7,380	613,942
Diodes, Inc.(1)	5,508	443,504
Enphase Energy, Inc.(1)	16,417	2,169,342
Entegris, Inc.	17,978	2,154,124
First Solar, Inc.(1)	12,403	2,136,789
Intel Corp.	542,311	27,251,128
KLA Corp.	17,482	10,162,287

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	16,519	$ 12,938,672
Lattice Semiconductor Corp.(1)	15,108	1,042,301
Marvell Technology, Inc.	106,151	6,401,967
Microchip Technology, Inc.	67,302	6,069,294
Micron Technology, Inc.	142,090	12,125,961
MKS Instruments, Inc.	11,984	1,232,794
Monolithic Power Systems, Inc.	6,188	3,903,267
NVIDIA Corp.	280,785	139,050,348
ON Semiconductor Corp.(1)	57,279	4,784,515
Onto Innovation, Inc.(1)	6,230	952,567
Power Integrations, Inc.	6,062	497,751
Qorvo, Inc.(1)	11,584	1,304,474
QUALCOMM, Inc.	143,516	20,756,719
Rambus, Inc.(1)	13,679	933,592
Silicon Laboratories, Inc.(1)	4,402	582,252
Skyworks Solutions, Inc.	20,197	2,270,547
SolarEdge Technologies, Inc.(1)(2)	6,827	639,007
Teradyne, Inc.	21,147	2,294,872
Texas Instruments, Inc.	116,734	19,898,478
Universal Display Corp.	6,342	1,212,971
Wolfspeed, Inc.(1)(2)	14,678	638,640
		$410,308,405
Software — 11.7%
Adobe, Inc.(1)	57,790	$34,477,514
Altair Engineering, Inc., Class A(1)	4,845	407,707
ANSYS, Inc.(1)	10,737	3,896,243
AppFolio, Inc., Class A(1)	3,500	606,340
AppLovin Corp., Class A(1)	13,269	528,770
Aspen Technology, Inc.(1)	3,986	877,518
Atlassian Corp., Class A(1)	19,033	4,527,189
Autodesk, Inc.(1)	27,405	6,672,569
Bill Holdings, Inc.(1)	14,150	1,154,499
Box, Inc., Class A(1)	17,559	449,686
Cadence Design Systems, Inc.(1)	35,389	9,638,902
Confluent, Inc., Class A(1)	18,851	441,113
CrowdStrike Holdings, Inc., Class A(1)	28,798	7,352,705
Datadog, Inc., Class A(1)	33,156	4,024,475
DocuSign, Inc.(1)	26,144	1,554,261
Dolby Laboratories, Inc., Class A	6,538	563,445
Dropbox, Inc., Class A(1)	37,922	1,117,941
Dynatrace, Inc.(1)	28,054	1,534,273
Elastic NV(1)	8,376	943,975
Fair Isaac Corp.(1)	3,330	3,876,153
Five9, Inc.(1)	8,046	633,140
Fortinet, Inc.(1)	82,496	4,828,491
Gen Digital, Inc.	83,482	1,905,059
Guidewire Software, Inc.(1)	8,032	875,809
HashiCorp, Inc., Class A(1)	15,000	354,600
HubSpot, Inc.(1)	6,360	3,692,234
Intuit, Inc.	35,231	22,020,432
Security	Shares	Value
Software (continued)
Manhattan Associates, Inc.(1)	6,811	$ 1,466,545
Microsoft Corp.	839,592	315,720,176
Nutanix, Inc., Class A(1)	29,688	1,415,821
Oracle Corp.	205,644	21,681,047
Palo Alto Networks, Inc.(1)	40,531	11,951,781
PTC, Inc.(1)	15,079	2,638,222
Qualys, Inc.(1)	4,602	903,281
Roper Technologies, Inc.	14,069	7,669,997
Salesforce, Inc.(1)	121,600	31,997,824
SentinelOne, Inc., Class A(1)	22,483	616,934
ServiceNow, Inc.(1)	26,203	18,512,157
Smartsheet, Inc., Class A(1)	15,781	754,647
Splunk, Inc.(1)	19,469	2,966,102
SPS Commerce, Inc.(1)	4,586	888,950
Synopsys, Inc.(1)	19,218	9,895,540
Tenable Holdings, Inc.(1)	12,123	558,385
Teradata Corp.(1)	12,578	547,269
Tyler Technologies, Inc.(1)	4,951	2,070,112
Workday, Inc., Class A(1)	27,169	7,500,274
Workiva, Inc.(1)	5,900	599,027
Zoom Video Communications, Inc., Class A(1)	26,522	1,907,197
Zscaler, Inc.(1)	11,669	2,585,384
		$563,801,715
Specialty Retail — 2.3%
Academy Sports & Outdoors, Inc.	9,139	$603,174
Advance Auto Parts, Inc.	8,266	504,474
Asbury Automotive Group, Inc.(1)	2,587	581,997
AutoNation, Inc.(1)	4,563	685,271
AutoZone, Inc.(1)	2,212	5,719,369
Bath & Body Works, Inc.	29,800	1,286,168
Best Buy Co., Inc.	21,455	1,679,498
Burlington Stores, Inc.(1)	8,582	1,669,027
CarMax, Inc.(1)	19,883	1,525,822
Chewy, Inc., Class A(1)	9,570	226,139
Dick's Sporting Goods, Inc.	7,829	1,150,472
Five Below, Inc.(1)	6,997	1,491,481
Floor & Decor Holdings, Inc., Class A(1)	12,454	1,389,368
GameStop Corp., Class A(1)(2)	31,480	551,844
Home Depot, Inc. (The)	120,635	41,806,059
Lithia Motors, Inc., Class A	3,411	1,123,174
Lowe's Cos., Inc.	69,009	15,357,953
O'Reilly Automotive, Inc.(1)	6,928	6,582,154
Penske Automotive Group, Inc.	1,776	285,066
RH(1)	2,425	706,839
Ross Stores, Inc.	38,986	5,395,273
TJX Cos., Inc. (The)	141,304	13,255,728
Tractor Supply Co.	13,044	2,804,851
Ulta Beauty, Inc.(1)	5,923	2,902,211
Williams-Sonoma, Inc.	6,578	1,327,309
		$110,610,721

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	1,779,694	$ 342,644,486
Dell Technologies, Inc., Class C	35,257	2,697,161
Hewlett Packard Enterprise Co.	173,474	2,945,589
HP, Inc.	106,033	3,190,533
NetApp, Inc.	29,320	2,584,851
Pure Storage, Inc., Class A(1)	33,965	1,211,192
Seagate Technology Holdings PLC	25,712	2,195,033
Super Micro Computer, Inc.(1)	5,924	1,683,956
Western Digital Corp.(1)	43,838	2,295,796
		$361,448,597
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings, Ltd.(1)	13,279	$667,137
Columbia Sportswear Co.	2,145	170,613
Crocs, Inc.(1)	7,218	674,233
Deckers Outdoor Corp.(1)	2,825	1,888,315
lululemon Athletica, Inc.(1)	13,184	6,740,847
NIKE, Inc., Class B	143,566	15,586,961
PVH Corp.	9,809	1,197,875
Ralph Lauren Corp.	4,524	652,361
Skechers USA, Inc., Class A(1)	20,147	1,255,964
Tapestry, Inc.	30,789	1,133,343
VF Corp.	41,223	774,993
		$30,742,642
Trading Companies & Distributors — 0.5%
Air Lease Corp.	17,419	$730,553
Applied Industrial Technologies, Inc.	7,543	1,302,601
Beacon Roofing Supply, Inc.(1)	3,873	337,028
Core & Main, Inc., Class A(1)	24,967	1,008,916
Fastenal Co.	71,936	4,659,295
GATX Corp.	6,934	833,605
MSC Industrial Direct Co., Inc., Class A	7,733	783,044
SiteOne Landscape Supply, Inc.(1)	6,263	1,017,738
United Rentals, Inc.	12,971	7,437,831
W.W. Grainger, Inc.	5,410	4,483,213
WESCO International, Inc.	4,024	699,693
		$23,293,517
Water Utilities — 0.1%
American Water Works Co., Inc.	31,519	$4,160,193
Essential Utilities, Inc.	41,643	1,555,366
		$5,715,559
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	69,546	$11,150,311
		$11,150,311
Total Common Stocks (identified cost $2,673,372,342)		$4,806,133,742

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	7,614	$ 7,766
Total Rights (identified cost $7,766)		$ 7,766

Short-Term Investments — 0.2%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(6)	9,494,225	$ 9,494,225
Total Affiliated Fund (identified cost $9,494,225)		$ 9,494,225
Securities Lending Collateral — 0.0%(3)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(7)	1,127,490	$ 1,127,490
Total Securities Lending Collateral (identified cost $1,127,490)		$ 1,127,490
Total Short-Term Investments (identified cost $10,621,715)		$ 10,621,715
Total Investments — 99.9% (identified cost $2,684,001,823)		$4,816,763,223
Other Assets, Less Liabilities — 0.1%		$ 4,760,167
Net Assets — 100.0%		$4,821,523,390

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $6,409,173 and the total market value of the collateral received by the Fund was $6,741,794, comprised of cash of $1,127,490 and U.S. government and/or agencies securities of $5,614,304.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $7,766, which represents less than 0.05% of the net assets of the Fund as of December 31, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

(7)	Represents investment of cash collateral received in connection with securities lending.
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$7,766

Abbreviations:
CVR	– Contingent Value Rights
The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated  was $9,494,225, which represents 0.2% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$12,339,221	$94,659,994	$(97,504,990)	$ —	$ —	$9,494,225	$109,435	9,494,225

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$4,806,133,742(2)	$ —	$ —	$4,806,133,742
Rights	—	—	7,766	7,766
Short-Term Investments:
Affiliated Fund	9,494,225	—	—	9,494,225
Securities Lending Collateral	1,127,490	—	—	1,127,490
Total Investments	$4,816,755,457	$ —	$7,766	$4,816,763,223

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2023 is not presented.

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.